Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Goodwill and Other Intangible Assets [Abstract]
Remainning 6 months of 2015	$ 37,164
2016	73,437
2017	72,496
2018	71,299
2019	69,104
Thereafter	175,906
Net Book Value	$ 499,406